Risk Report - Asset Quality - Collateral obtained during the reporting periods (Detail) - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022
Collateral Obtained [Abstract]
Collateral obtained - Commercial real estate		€ 0	€ 2
Collateral obtained - Residential real estate	[1]	3	1
Collateral obtained - Other		11	0
Total collateral obtained during the reporting period		€ 14	€ 4

[1]	Carrying amount of foreclosed residential real estate properties amounted to € 30 million as of December 31, 2023 and € 62 million as of December 31, 2022